Long-term Debt (Narrative II) (Details) - Nordea Bank AB, London Branch [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jul. 25, 2024
Debt Instrument [Line Items]
Periodic payment, principal	$ 4,454
Balloon installments	$ 64,827
Maturity date	Jul. 25, 2030
Loan amount		$ 167,263